Label	Element	Value
GMO Emerging Country Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	GMO TRUST Supplement dated July 31, 2020 to the GMO Trust Prospectus, dated June 30, 2020 GMO Emerging Country Debt Fund
Risk/Return [Heading]	rr_RiskReturnHeading	GMO Emerging Country Debt Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective July 31, 2020, the GMO Emerging Country Debt Fund charges a purchase premium of 1.00% of the amount invested and a redemption fee of 1.00% of the amount redeemed. The sections captioned “Shareholder fees” and “Example” on page 92 of the Prospectus are replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective July 31, 2020, the “Average Annual Total Returns” table on page 95 of the Prospectus is replaced with the following:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2019
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 1, 2020, the Fund changed its benchmark from the J.P. Morgan EMBI Global to the J.P. Morgan EMBI Global Diversified because GMO believes the J.P. Morgan EMBI Global Diversified is more appropriate in light of the Fund’s investment strategy. In order to present a performance comparison that tracks changes in the Fund’s benchmark over time, the J.P. Morgan EMBI Global Diversified + (Composite index) is shown in the table above and reflects the performance of (i) the J.P. Morgan EMBI through 8/31/1995, (ii) the J.P. Morgan EMBI Plus through 12/31/1999, (iii) the J.P. Morgan EMBI Global through 2/29/2020 and (iv) the J.P. Morgan EMBI Global Diversified thereafter.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
GMO Emerging Country Debt Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 258
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	384
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	522
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	923
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	271
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	399
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 770
1 Year	rr_AverageAnnualReturnYear01	12.01%
5 Years	rr_AverageAnnualReturnYear05	6.19%
10 Years	rr_AverageAnnualReturnYear10	9.24%
Since Inception	rr_AverageAnnualReturnSinceInception	13.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1994
GMO Emerging Country Debt Fund | Class III | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.10%
5 Years	rr_AverageAnnualReturnYear05	3.11%
10 Years	rr_AverageAnnualReturnYear10	5.83%
Since Inception	rr_AverageAnnualReturnSinceInception	8.59%
GMO Emerging Country Debt Fund | Class III | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.09%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	5.75%
Since Inception	rr_AverageAnnualReturnSinceInception	8.66%
GMO Emerging Country Debt Fund | Class III | J.P. Morgan EMBI Global Diversified + (Composite index) (Fund benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.42%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.88%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.57%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.85%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1994
GMO Emerging Country Debt Fund | Class III | J.P. Morgan EMBI Global (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.42%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.88%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.57%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.91%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 19, 1994
GMO Emerging Country Debt Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 253
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	369
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	495
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	864
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	150
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	256
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	371
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 710
1 Year	rr_AverageAnnualReturnYear01	12.08%
5 Years	rr_AverageAnnualReturnYear05	6.23%
10 Years	rr_AverageAnnualReturnYear10	9.30%
Since Inception	rr_AverageAnnualReturnSinceInception	10.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998
GMO Emerging Country Debt Fund | Class IV | J.P. Morgan EMBI Global Diversified + (Composite index) (Fund benchmark)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.42%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.88%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.57%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.24%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998
GMO Emerging Country Debt Fund | Class IV | J.P. Morgan EMBI Global (Prior Fund benchmark) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.42%	[1]
5 Years	rr_AverageAnnualReturnYear05	5.88%	[1]
10 Years	rr_AverageAnnualReturnYear10	6.57%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.31%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1998

[1]	Effective March 1, 2020, the Fund changed its benchmark from the J.P. Morgan EMBI Global to the J.P. Morgan EMBI Global Diversified because GMO believes the J.P. Morgan EMBI Global Diversified is more appropriate in light of the Fund's investment strategy. In order to present a performance comparison that tracks changes in the Fund's benchmark over time, the J.P. Morgan EMBI Global Diversified + (Composite index) is shown in the table above and reflects the performance of (i) the J.P. Morgan EMBI through 8/31/1995, (ii) the J.P. Morgan EMBI Plus through 12/31/1999, (iii) the J.P. Morgan EMBI Global through 2/29/2020 and (iv) the J.P. Morgan EMBI Global Diversified thereafter.